Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangements [Abstract]
Schedule of changes in number and exercise prices of other equity instruments	SARs and TSARs units outstanding at December 31, 2024 and 2023 are as follows:

	SARs		TSARs

	Number of units	Exercise price USD	Number of units	Exercise price USD
Outstanding at December 31, 2022	407,687	$44.67	2,188,359	$42.68
Granted	51,160	50.49	169,190	50.49
Exercised	(50,715)	33.85	(336,535)	31.88
Cancelled	(5,600)	53.69	(13,544)	51.36
Outstanding at December 31, 2023	402,532	$46.65	2,007,470	$45.10
Granted	83,840	43.13	255,540	42.58
Exercised	(30,557)	37.10	(185,957)	33.49
Cancelled	(2,421)	51.94	(20,893)	50.74
Expired	(87,120)	50.15	(236,062)	50.17
Outstanding at December 31, 2024	366,274	$45.77	1,820,098	$45.21
Deferred, restricted and performance share units (old plan and new plan) outstanding as at December 31, 2024 and 2023 are as follows:

	Number of deferred share units	Number of restricted share units	Number of performance share units (new plan)
Outstanding at December 31, 2022	155,761	340,929	744,887
Granted	18,417	104,980	179,340
Performance factor impact on redemption[1]	—	—	143,065
Granted in lieu of dividends	2,484	5,267	10,411
Redeemed	(18,962)	(131,398)	(435,035)
Cancelled	—	(8,924)	(11,546)
Outstanding at December 31, 2023	157,700	310,854	631,122
Granted	28,159	134,080	234,430
Performance factor impact on redemption[1]	—	—	47,473
Granted in lieu of dividends	2,827	5,468	10,113
Redeemed	(33,892)	(118,135)	(297,331)
Cancelled	—	(16,912)	(24,305)
Outstanding at December 31, 2024	154,794	315,355	601,502
[1]     The number of performance share units that ultimately vest are determined by performance factors as described below. The performance factors impact relates to performance share units redeemed in the quarter ended March 31, 2024 and the quarter ended March 31, 2023.

Schedule of number and weighted average remaining contractual life of SARs and TSARs outstanding and exercisable
Information regarding the SARs and TSARs outstanding as at December 31, 2024 is as follows:

	Units outstanding at December 31, 2024			Units exercisable at December 31, 2024

Range of exercise prices	Weighted average remaining contractual life (years)	Number of units outstanding	Weighted average exercise price	Number of units exercisable	Weighted average exercise price
SARs
$29.27 to $38.79	2.53	90,318	$32.73	90,318	$32.73
$42.34 to $50.49	5.53	161,896	46.32	34,360	49.41
$54.65 to $78.59	0.40	114,060	55.33	114,060	55.33
	3.19	366,274	$45.77	238,738	$45.93
TSARs
$29.27 to $38.79	2.59	606,205	$33.30	606,205	$33.30
$42.34 to $50.49	5.18	666,483	46.77	221,562	48.97
$54.65 to $78.59	0.66	547,410	56.50	547,410	56.50
	2.96	1,820,098	$45.21	1,375,177	$45.06

Schedule of SARs and TSARs outstanding and exercisable by range of exercise prices
Information regarding the SARs and TSARs outstanding as at December 31, 2024 is as follows:

	Units outstanding at December 31, 2024			Units exercisable at December 31, 2024

Range of exercise prices	Weighted average remaining contractual life (years)	Number of units outstanding	Weighted average exercise price	Number of units exercisable	Weighted average exercise price
SARs
$29.27 to $38.79	2.53	90,318	$32.73	90,318	$32.73
$42.34 to $50.49	5.53	161,896	46.32	34,360	49.41
$54.65 to $78.59	0.40	114,060	55.33	114,060	55.33
	3.19	366,274	$45.77	238,738	$45.93
TSARs
$29.27 to $38.79	2.59	606,205	$33.30	606,205	$33.30
$42.34 to $50.49	5.18	666,483	46.77	221,562	48.97
$54.65 to $78.59	0.66	547,410	56.50	547,410	56.50
	2.96	1,820,098	$45.21	1,375,177	$45.06

Schedule of weighted average assumptions of outstanding SARs and TSARs
The fair value of each outstanding SARs and TSARs grant was estimated on December 31, 2024 and 2023 using the Black-Scholes option pricing model with the following weighted average assumptions:

	2024	2023
Risk-free interest rate	4.2%	4.5%
Expected dividend yield	1.5%	1.6%
Expected life of SARs and TSARs (years)	1.5	1.4
Expected volatility	35%	38%
Expected forfeitures	0%	0%
Weighted average fair value (USD per unit)	$12.16	$10.75